SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLIERS
Schedule of suppliers

	12/31/2022	12/31/2021
Current
Goods, Materials and Services	1,870,754	2,602,086
Energy Purchased for Resale	1,632,529	1,381,544
CCEE - Short Term Energy	13,890	47,902
	3,517,173	4,031,532

Non-current
Goods, Materials and Services	—	16,555
	—	16,555
	3,517,173	4,048,087